Risk Management - Contractual and Expected Undiscounted Cash Flows for Financial Assets and Liabilities and Insurance Liabilities (Detail) - CNY (¥) ¥ in Millions		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Financial assets - Contractual cash inflows
Equity securities		¥ 422,780	¥ 409,528
Debt securities		1,391,310	1,255,052
Loans	[1]	450,251	383,504
Term deposits		559,341	449,400
Statutory deposits - restricted		6,333	6,333
Securities purchased under agreements to resell		9,905	36,185
Accrued investment income		48,402	50,641
Premiums receivable		15,648	14,121
Cash and cash equivalents		50,809	48,586	¥ 67,046	¥ 76,096
Subtotal		2,954,779	2,653,350
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		2,216,031	2,025,133
Investment contracts	[1]	255,434	232,500
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		192,141	87,309
Financial liabilities at fair value through profit or loss		2,680	2,529
Annuity and other insurance balances payable		49,465	44,820
Interest-bearing loans and other borrowings		20,150	18,794
Subtotal		2,735,901	2,411,085
Net cash inflow/(outflow)		218,878	242,265
Without maturity [member]
Financial assets - Contractual cash inflows
Equity securities		422,780	409,528
Subtotal		422,780	409,528
Financial and insurance liabilities - Contractual cash outflows
Financial liabilities at fair value through profit or loss		(2,680)	(2,529)
Subtotal		(2,680)	(2,529)
Net cash inflow/(outflow)		420,100	406,999
Not later than one year [member]
Financial assets - Contractual cash inflows
Loans		167,498	128,856
Term deposits		158,920	97,076
Statutory deposits - restricted		500	3,933
Undiscounted cash flow [member] | Not later than one year [member]
Financial assets - Contractual cash inflows
Debt securities		80,801	127,830
Loans		182,978	141,679
Term deposits		172,525	104,976
Statutory deposits - restricted		782	4,084
Securities purchased under agreements to resell		9,905	36,185
Accrued investment income		47,834	44,789
Premiums receivable		15,648	14,121
Cash and cash equivalents		50,809	48,586
Subtotal		561,282	522,250
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		197,289	16,319
Investment contracts		(13,098)	(15,308)
Financial and insurance liabilities - Contractual cash outflows
Securities sold under agreements to repurchase		(192,141)	(87,309)
Annuity and other insurance balances payable		(49,465)	(44,820)
Interest-bearing loans and other borrowings		(16,977)	(1,240)
Subtotal		(74,392)	(132,358)
Net cash inflow/(outflow)		486,890	389,892
Undiscounted cash flow [member] | Later than 1 year and not later than 3 years [member]
Financial assets - Contractual cash inflows
Debt securities		290,449	240,582
Loans		101,149	105,063
Term deposits		145,634	252,571
Statutory deposits - restricted		739	734
Accrued investment income		540	5,602
Subtotal		538,511	604,552
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		222,170	221,905
Investment contracts		(10,293)	(29,981)
Financial and insurance liabilities - Contractual cash outflows
Interest-bearing loans and other borrowings		(3,798)	(18,557)
Subtotal		208,079	173,367
Net cash inflow/(outflow)		746,590	777,919
Undiscounted cash flow [member] | Later than 3 years and not later than 5 years [member]
Financial assets - Contractual cash inflows
Debt securities		298,644	271,538
Loans		88,718	64,386
Term deposits		237,508	133,013
Statutory deposits - restricted		6,005	2,106
Accrued investment income		28	250
Subtotal		630,903	471,293
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		(13,489)	47,109
Investment contracts		(11,422)	(26,892)
Financial and insurance liabilities - Contractual cash outflows
Subtotal		(24,911)	20,217
Net cash inflow/(outflow)		605,992	491,510
Undiscounted cash flow [member] | Later than five years [member]
Financial assets - Contractual cash inflows
Debt securities		1,417,910	1,240,465
Loans		172,050	128,753
Term deposits		77,961	2,823
Subtotal		1,667,921	1,372,041
Financial and insurance liabilities - Expected cash outflows
Insurance contracts		(4,391,739)	(3,807,542)
Investment contracts		(629,318)	(388,320)
Financial and insurance liabilities - Contractual cash outflows
Subtotal		(5,021,057)	(4,195,862)
Net cash inflow/(outflow)		¥ (3,353,136)	¥ (2,823,821)

[1]	Investment contracts at fair value through profit or loss have quoted prices in active markets, and therefore, their fair value was classified as Level 1.